UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number: ____
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Rockefeller & Co., Inc.
Address:                30 Rockefeller Plaza
                        New York, New York 10112

Form 13F File Number: 28-926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:       David A. Strawbridge
Title:      Vice President & General Counsel
Phone:      (212) 649-5804

Signature, Place, and Date of Signing:


/s/ David A. Strawbridge       New York, New York             August 23,1999
      [Signature]                 [City,State]                     [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



                                     -2-


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Form 13F File Number    Name
      28-2813                 Rockefeller Financial Services, Inc.

This Form 13F Notice Report is being re-filed with the U.S. Securities and Exchange Commission under the CIK number issued to Rockefeller & Co., Inc. (#0000315123). The original Report was filed on August 16, 1999 under the CIK number 0000734259.